Fiera Capital Emerging Markets Fund

Schedule of Investments (Consolidated)

June 30, 2020 (Unaudited)

Description	Shares	Value
Common Stocks — 95.1%
Argentina — 0.8%
Despegar.com Corp. (1)	1,862,890	$13,375,550

China — 32.3%
AAC Technologies Holdings, Inc.	4,326,200	26,717,725
Alibaba Group Holding, Ltd. (1)	100,000	2,698,381
Alibaba Group Holding, Ltd., ADR (1)	266,220	57,423,654
China Railway Group, Ltd., Class H	44,419,223	22,928,583
China State Construction International Holdings, Ltd.	9,134,469	5,366,478
Great Wall Motor Co., Ltd., Class H	38,550,000	24,262,053
Haier Smart Home Co., Ltd., Class A	7,919,844	19,891,246
Haier Smart Home Co., Ltd., Class D	1,629,533	1,214,689
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	6,697,285	28,936,899
JOYY, Inc., ADR (1)	171,754	15,208,817
Kingsoft Cloud Holdings, Ltd., ADR (1)	510,000	16,075,200
Meituan Dianping (1)	838,800	18,744,142
Midea Group Co., Ltd., Class A	2,364,748	20,047,458
Ping An Insurance Group Co. of China, Ltd., Class H	2,299,801	22,926,706
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	10,140,000	33,994,937
Sunny Optical Technology Group Co., Ltd.	3,219,132	51,810,269
Tencent Holdings, Ltd.	2,049,100	131,302,061
Weibo Corp., ADR (1)	722,500	24,276,000
Xtep International Holdings Ltd.	41,403,417	13,884,475
		537,709,773
Hong Kong — 12.8%
ASM Pacific Technology, Ltd.	2,413,782	25,508,822
China Gas Holdings, Ltd.	7,828,300	24,251,014
China Resources Gas Group, Ltd.	5,736,000	28,065,140
CSPC Pharmaceutical Group Ltd.	9,062,428	17,163,247
Man Wah Holdings, Ltd., Class L	24,967,207	24,045,574
NagaCorp, Ltd.	13,953,258	16,277,091
Shimao Group Holdings, Ltd.	7,714,351	32,980,953
Xinyi Solar Holdings, Ltd.	46,859,960	45,061,863
		213,353,704
India — 13.7%
HDFC Bank, Ltd., ADR	598,000	27,185,080
Hero MotoCorp Ltd. (2)	345,400	11,672,081
ICICI Bank, Ltd., ADR	2,256,257	20,960,627
ICICI Lombard General Insurance Co., Ltd. (2)	2,020,898	33,947,333
Infosys, Ltd. (2)	1,265,000	12,296,691
Infosys, Ltd., ADR	1,842,500	17,798,550
Kotak Mahindra Bank, Ltd. (2)	998,190	18,017,335
Reliance Industries, Ltd. (2)	1,775,000	40,374,869
Spandana Sphoorty Financial, Ltd. (1)(2)	913,509	6,584,793
Sun Pharmaceutical Industries, Ltd. (2)	3,735,000	23,446,551
Tech Mahindra, Ltd. (2)	2,285,317	16,443,172
		228,727,082
Indonesia — 4.2%
Bank Mandiri Persero	58,408,600	20,281,221
Ciputra Development	300,165,059	12,941,077
Kalbe Farma	85,549,700	8,776,437
Mitra Adiperkasa (1)	349,068,900	19,118,752
Unilever Indonesia	16,679,100	9,255,634
		70,373,121

Fiera Capital Emerging Markets Fund

Schedule of Investments (Consolidated)

June 30, 2020 (Unaudited)

Description	Shares	Value
Philippines — 5.4%
Ayala Land, Inc.	28,966,200	$19,756,198
BDO Unibank, Inc.	10,186,269	20,100,305
Jollibee Foods Corp.	3,918,760	11,064,030
Megaworld Corp.	219,119,826	13,478,343
Metropolitan Bank & Trust Co.	11,122,800	8,309,295
Security Bank Corp.	8,137,285	16,930,812
		89,638,983
South Africa — 1.5%
Naspers, Ltd. N Shares, ADR	682,488	25,013,185

South Korea — 12.1%
Amorepacific Corp.	125,421	17,543,564
LG Chem, Ltd.	138,600	57,197,323
NAVER Corp.	192,575	43,326,155
Samsung Electro-Mechanics Co., Ltd.	249,001	27,014,151
Samsung Electronics Co., Ltd.	695,269	30,777,913
WONIK IPS Co., Ltd. (1)	835,594	25,046,450
		200,905,556
Taiwan — 6.3%
Airtac International Group	1,616,488	28,555,568
Chailease Holding Co., Ltd.	9,333,551	39,789,944
Elite Material Co., Ltd.	6,808,000	37,052,254
		105,397,766
Thailand — 5.1%
Intouch Holdings PLC	14,150,000	25,892,566
Osotspa PLC	21,243,100	26,273,881
Thai Beverage PLC	30,392,090	14,836,207
WHA Corp. PLC	157,874,196	17,081,010
		84,083,664
Vietnam — 0.9%
Military Commercial Joint Stock Bank (1)	20,500,000	14,213,082

Total Common Stocks
(identified cost $1,385,746,930)		1,582,791,466

Short-Term Investments — 4.3%
Mutual Funds — 4.3%
Federated Treasury Obligations Fund, Institutional Class, 0.101% (3)	70,648,841	70,648,841

Total Short-Term Investments
(identified cost $70,648,841)		70,648,841
Total Investments — 99.4%
(identified cost $1,456,395,771)		1,653,440,307
Other Assets and Liabilities — 0.6%		10,245,874
Total Net Assets — 100.0%		$1,663,686,181

(1)	Non-income producing.
(2)	Securities held through a Mauritius Subsidiary.
(3)	Represents the 7-day effective yield as of June 30, 2020.

ADR — American Depository Receipt
PLC — Public Limited Company

Fiera Capital Emerging Markets Fund

Industry Allocation (Consolidated)

June 30, 2020 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Auto Manufacturers	$24,262,053	1.5%
Banks	145,997,756	8.8
Beverages	41,110,089	2.5
Chemicals	57,197,323	3.4
Computers	30,095,241	1.8
Cosmetics/Personal Care	17,543,564	1.0
Diversified Financial Services	46,374,737	2.8
Electronics	82,668,775	5.0
Energy-Alternate Sources	45,061,863	2.7
Engineering & Construction	28,295,062	1.7
Gas	52,316,154	3.1
Home Builders	17,081,010	1.0
Home Furnishings	41,153,393	2.5
Household Products/Wares	9,255,634	0.5
Insurance	56,874,039	3.4
Internet	331,367,944	19.9
Leisure Time	11,672,081	0.7
Lodging	16,277,091	1.0
Miscellaneous Manufacturing	117,418,090	7.1
Oil & Gas	40,374,869	2.4
Pharmaceuticals	83,381,173	5.0
Real Estate	79,156,572	4.8
Retail	68,112,830	4.1
Semiconductors	81,333,185	4.9
Software	32,518,372	1.9
Telecommunications	25,892,566	1.6
Total Common Stocks	1,582,791,466	95.1
Short-Term Investments	70,648,841	4.3
Total Investments	1,653,440,307	99.4
Other Assets and Liabilities	10,245,874	0.6
Total Net Assets	$1,663,686,181	100.0%

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Description	Shares	Value
Common Stocks — 100.0%

Communications — 11.4%

Internet — 8.6%
Cogent Communications Holdings, Inc.	8,054	$623,057
Etsy, Inc.(1)	42,109	4,473,239
GoDaddy, Inc., Class A(1)	19,962	1,463,814
Okta, Inc., Class A(1)	13,799	2,762,974
Zendesk, Inc.(1)	14,483	1,282,180
		10,605,264
Media — 2.8%
Liberty Media Corp.-Liberty Formula One, Class C(1)	32,347	1,025,723
The New York Times Co., Class A	56,176	2,361,077
		3,386,800
Total Communications		13,992,064

Consumer, Cyclical — 11.6%

Apparel — 1.3%
PVH Corp.	33,432	1,606,408

Distribution/Wholesale — 1.5%
Copart, Inc.(1)	22,478	1,871,743

Entertainment — 2.8%
Churchill Downs, Inc.	9,237	1,229,907
Live Nation Entertainment, Inc.(1)	28,907	1,281,447
SeaWorld Entertainment, Inc.(1)	67,608	1,001,274
		3,512,628
Home Furnishings — 1.8%
Dolby Laboratories, Inc., Class A	33,535	2,208,951

Lodging — 0.8%
Hyatt Hotels Corp., Class A	19,067	958,879

Retail — 3.4%
Dick's Sporting Goods, Inc.	29,219	1,205,576
Tractor Supply Co.	22,180	2,923,102
		4,128,678
Total Consumer, Cyclical		14,287,287

Consumer, Non-cyclical — 31.3%

Biotechnology — 18.9%
Acceleron Pharma, Inc.(1)	12,122	1,154,863
Argenx SE, ADR(1)	5,896	1,327,956
Arrowhead Pharmaceuticals, Inc.(1)	61,011	2,635,065
BeiGene, Ltd., ADR(1)	8,276	1,559,199
BioMarin Pharmaceutical, Inc.(1)	24,292	2,996,175
Bluebird Bio, Inc.(1)	19,806	1,208,958
Exact Sciences Corp.(1)	15,414	1,340,093
Exelixis, Inc.(1)	122,984	2,919,640
FibroGen, Inc.(1)	30,178	1,223,115
Guardant Health, Inc.(1)	15,090	1,224,252
Immunomedics, Inc.(1)	125,598	4,451,193
Veracyte, Inc.(1)	34,259	887,308
Viking Therapeutics, Inc.(1)	55,395	399,398
		23,327,215

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Description	Shares	Value
Commercial Services — 1.9%
Bright Horizons Family Solutions, Inc.(1)	10,611	$1,243,609
Insperity, Inc.	17,238	1,115,816
		2,359,425
Food — 0.7%
Performance Food Group Co(1)	30,057	875,861

Healthcare-Products — 3.3%
AtriCure, Inc.(1)	18,281	821,731
iRhythm Technologies, Inc.(1)	18,430	2,135,853
Novocure, Ltd.(1)	18,080	1,072,144
		4,029,728
Healthcare-Services — 3.0%
Molina Healthcare, Inc.(1)	13,256	2,359,303
Teladoc Health, Inc.(1)	6,710	1,280,536
		3,639,839
Pharmaceuticals — 3.5%
Aimmune Therapeutics, Inc.(1)	71,618	1,196,737
Bausch Health Cos., Inc.(1)	105,050	1,921,364
Cardinal Health, Inc.	23,896	1,247,132
		4,365,233
Total Consumer, Non-Cyclical		38,597,301

Energy — 1.0%

Oil & Gas — 0.4%
WPX Energy, Inc.(1)	71,759	457,823

Oil & Gas Services — 0.6%
ChampionX Corp.(1)	82,528	805,473
Total Energy		1,263,296

Financial — 4.8%

Banks — 2.5%
Citizens Financial Group, Inc.	67,466	1,702,842
Western Alliance Bancorp	37,736	1,429,062
		3,131,904
Diversified Financial Services — 1.4%
Synchrony Financial	76,963	1,705,500

Insurance — 0.9%
Reinsurance Group of America, Inc.	14,217	1,115,182
Total Financial		5,952,586

Industrial — 14.6%

Aerospace/Defense — 1.7%
HEICO Corp., Class A	12,266	996,490
Teledyne Technologies, Inc.(1)	3,356	1,043,548
		2,040,038
Building Materials — 0.8%
Fortune Brands Home & Security, Inc.	14,764	943,863

Electrical Components & Equipment — 1.9%
Generac Holdings, Inc.(1)	7,888	961,784
Universal Display Corp.	9,012	1,348,375
		2,310,159

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Description	Shares	Value
Electronics — 0.9%
Advanced Energy Industries, Inc.(1)	16,328	$1,106,875

Engineering & Construction — 1.4%
EMCOR Group, Inc.	27,067	1,790,211

Machinery-Diversified — 4.6%
Cognex Corp.	31,091	1,856,755
Graco, Inc.	28,524	1,368,867
Nordson Corp.	13,127	2,490,323
		5,715,945
Miscellaneous Manufacturing — 1.2%
AO Smith Corp.	31,584	1,488,238

Packaging & Containers — 2.1%
Berry Global Group, Inc.(1)	58,076	2,573,928
Total Industrial		17,969,257

Technology — 25.3%

Computers — 4.3%
Fortinet, Inc.(1)	20,869	2,864,688
Qualys, Inc.(1)	23,005	2,392,980
		5,257,668
Semiconductors — 5.9%
Entegris, Inc.	40,196	2,373,574
Maxim Integrated Products, Inc.	31,034	1,880,971
Power Integrations, Inc.	14,408	1,702,017
Semtech Corp.(1)	25,578	1,335,683
		7,292,245
Software — 15.1%
ACI Worldwide, Inc.(1)	54,007	1,457,649
Blackline, Inc.(1)	12,927	1,071,778
Broadridge Financial Solutions, Inc.	14,211	1,793,286
Envestnet, Inc.(1)	23,151	1,702,524
Everbridge, Inc.(1)	12,879	1,781,938
Guidewire Software, Inc.(1)	14,971	1,659,535
Jack Henry & Associates, Inc.	12,497	2,299,823
Paycom Software, Inc.(1)	5,756	1,782,806
Veeva Systems, Inc., Class A(1)	11,245	2,636,053
Zynga, Inc., Class A(1)	250,364	2,388,473
		18,573,865
Total Technology		31,123,778

Total Common Stocks
(identified cost $96,179,228)		123,185,569
Total Investments — 100.0%
(identified cost $96,179,228)		123,185,569
Other Assets and Liabilities — (0.0)%		(30,503)
Total Net Assets — 100.0%		$123,155,066

(1)	Non-income producing.

ADR – American Depository Receipt

See accompanying notes to the Schedule of Investments

Fiera Capital International Equity Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Description	Shares	Value
Common Stocks — 98.2%

Australia — 2.6%
Commonwealth Bank of Australia	84,694	$4,090,146
Canada — 2.8%
Canadian National Railway Co.	49,115	4,350,116
Denmark — 6.2%
Chr Hansen Holding A/S	34,295	3,537,374
Novo Nordisk A/S, Class B	94,454	6,153,463
		9,690,837
France — 10.4%
EssilorLuxottica SA (1)	29,919	3,847,733
L'Oreal SA (1)	21,817	7,041,173
LVMH Moet Hennessy Louis Vuitton SE	12,360	5,456,732
		16,345,638
Germany — 5.0%
Rational AG	3,233	1,811,685
SAP SE	43,769	6,118,278
		7,929,963
India — 2.1%
HDFC Bank, Ltd., ADR	73,798	3,354,857
Japan — 14.4%
FANUC Corp.	15,701	2,814,718
Keyence Corp.	27,820	11,658,292
Shimano, Inc.	23,521	4,522,825
Unicharm Corp.	89,811	3,683,375
		22,679,210
Netherlands — 3.4%
Unilever NV	102,095	5,443,335
Sweden — 1.8%
Svenska Handelsbanken AB, Class A (1)	294,833	2,799,534
Switzerland — 19.2%
Cie Financiere Richemont SA	34,384	2,217,661
Geberit AG	9,378	4,705,032
Nestle SA	84,336	9,349,894
Roche Holding AG	23,013	7,972,422
Schindler Holding AG	24,884	5,888,707
		30,133,716
Taiwan — 4.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	124,823	7,086,202
United Kingdom — 21.7%
Bunzl PLC	105,005	2,816,684
Diageo PLC	176,065	5,852,209
Howden Joinery Group PLC	437,529	2,995,528
InterContinental Hotels Group PLC	84,501	3,730,483
Intertek Group PLC	74,741	5,034,117
London Stock Exchange Group PLC	53,743	5,589,272
Rotork PLC	953,235	3,299,351
Spirax-Sarco Engineering PLC	38,732	4,768,514
		34,086,158
United States — 4.1%
IHS Markit, Ltd.	84,843	6,405,646

Fiera Capital International Equity Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Description	Shares	Value
Total Common Stocks
(identified cost $132,587,065)		154,395,358

Preferred Stocks — 0.9%

Germany — 0.9%
Fuchs Petrolub SE	35,973	1,445,855

Total Preferred Stocks
(identified cost $1,880,587)		1,445,855
Total Investments — 99.1%
(identified cost $134,467,652)		155,841,213
Other Assets and Liabilities — 0.9%		1,336,160
Total Net Assets — 100.0%		$157,177,373

(1)	Non-income producing.

ADR — American Depository Receipt
PLC — Public Limited Company

See accompanying notes to the Schedule of Investments

Fiera Capital International Equity Fund

Industry Allocation

June 30, 2020 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$5,456,732	3.5%
Banks	10,244,537	6.5
Beverages	5,852,209	3.7
Building Materials	4,705,032	3.0
Chemicals	3,537,374	2.2
Commercial Services	11,439,763	7.3
Cosmetics/Personal Care	16,167,882	10.3
Distribution/Wholesale	2,816,684	1.8
Diversified Financial Services	5,589,272	3.6
Electronics	3,299,351	2.1
Food	9,349,894	5.9
Hand/Machine Tools	5,888,707	3.7
Healthcare-Products	3,847,733	2.4
Home Furnishings	4,807,214	3.1
Leisure Time	4,522,824	2.9
Lodging	3,730,484	2.4
Machinery-Diversified	19,241,524	12.2
Pharmaceuticals	14,125,885	9.0
Retail	2,217,661	1.4
Semiconductors	7,086,202	4.5
Software	6,118,278	3.9
Transportation	4,350,116	2.8
Total Common Stocks	154,395,358	98.2
Preferred Stocks
Chemicals	1,445,855	0.9
Total Preferred Stocks	1,445,855	0.9
Total Investments	155,841,213	99.1
Other Assets and Liabilities	1,336,160	0.9
Total Net Assets	$157,177,373	100.0%

Fiera Capital Global Equity Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Description	Shares	Value
Common Stocks — 99.3%

France — 2.2%
LVMH Moet Hennessy Louis Vuitton SE	1,027	$453,403
India — 1.8%
HDFC Bank, Ltd., ADR	8,196	372,590
Japan — 7.7%
FANUC Corp.	1,800	322,686
Keyence Corp.	3,042	1,274,785
		1,597,471
Netherlands — 2.8%
Unilever NV	11,001	586,533
Switzerland — 13.4%
Cie Financiere Richemont SA	3,378	217,870
Geberit AG	907	455,051
Nestle SA	7,405	820,954
Roche Holding AG	2,277	788,824
Schindler Holding AG	2,195	519,439
		2,802,138
Taiwan — 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,973	736,477
United Kingdom — 8.5%
Diageo PLC	16,356	543,656
InterContinental Hotels Group PLC	7,835	345,893
Intertek Group PLC	7,211	485,691
Spirax-Sarco Engineering PLC	3,240	398,895
		1,774,135
United States — 59.4%
Alphabet, Inc., Class A (1)	646	916,060
AutoZone, Inc. (1)	551	621,594
Becton, Dickinson and Co.	2,939	703,215
Carrier Global Corp.	16,110	357,964
CME Group, Inc.	3,074	499,648
Graco, Inc.	8,216	394,286
Johnson & Johnson	5,596	786,965
Mastercard, Inc., Class A	3,905	1,154,709
Mettler-Toledo International, Inc. (1)	643	517,969
Moody's Corp.	5,513	1,514,586
MSCI, Inc.	2,622	875,276
NIKE, Inc., Class B	5,480	537,314
Oracle Corp.	10,521	581,496
Otis Worldwide Corp.	7,755	440,949
PepsiCo, Inc.	4,475	591,864
Sherwin-Williams Co.	1,197	691,686
TJX Cos., Inc.	9,475	479,056
U.S. Bancorp	8,730	321,439
Varian Medical Systems, Inc. (1)	3,439	421,346
		12,407,422
Total Common Stocks
(identified cost $18,055,392)		20,730,169
Total Investments — 99.3%
(identified cost $18,055,392)		20,730,169
Other Assets and Liabilities — 0.7%		155,628
Total Net Assets — 100.0%		$20,885,797

(1)	Non-income producing.

ADR — American Depository Receipt
PLC — Public Limited Company

See accompanying notes to the Schedule of Investments

Fiera Capital Global Equity Fund

Industry Allocation

June 30, 2020 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$990,717	4.8%
Banks	694,029	3.3
Beverages	1,135,519	5.4
Building Materials	813,015	3.9
Chemicals	691,686	3.3
Commercial Services	2,000,277	9.6
Cosmetics/Personal Care	586,533	2.8
Diversified Financial Services	1,654,357	7.9
Electronics	517,969	2.5
Food	820,954	3.9
Hand/Machine Tools	519,439	2.5
Healthcare-Products	421,346	2.0
Internet	916,060	4.4
Lodging	345,893	1.7
Machinery-Diversified	2,831,601	13.6
Pharmaceuticals	2,279,004	10.9
Retail	1,318,521	6.3
Semiconductors	736,477	3.5
Software	1,456,772	7.0
Total Common Stocks	20,730,169	99.3
Total Investments	20,730,169	99.3
Other Assets and Liabilities	155,628	0.7
Total Net Assets	$20,885,797	100.0%

Fiera Capital U.S. Equity Long-Term Quality Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Description	Shares	Value
Common Stocks — 96.4%

Basic Materials — 8.9%

Chemicals — 8.9%
Ecolab, Inc.	5,444	$1,083,084
Linde PLC	7,580	1,607,794
Sherwin-Williams Co.	3,855	2,227,611
Total Basic Materials		4,918,489

Communications — 7.4%

Internet — 5.1%
Alphabet, Inc., Class A(1)	2,021	2,865,879

Media — 2.3%
FactSet Research Systems, Inc.	3,860	1,267,894
Total Communications		4,133,773

Consumer, Cyclical — 12.7%

Apparel — 3.0%
NIKE, Inc., Class B	16,985	1,665,379

Retail — 9.7%
AutoZone, Inc.(1)	1,960	2,211,115
Lowe's Cos., Inc.	12,465	1,684,271
TJX Cos., Inc.	29,448	1,488,891
		5,384,277
Total Consumer, Cyclical		7,049,656

Consumer, Non-cyclical — 28.8%

Beverages — 4.2%
PepsiCo, Inc.	17,761	2,349,070

Cosmetics/Personal Care — 2.3%
Colgate-Palmolive Co.	17,350	1,271,061

Diversified Financial Services — 7.0%
Moody's Corp.	14,064	3,863,803

Healthcare-Products — 2.2%
Varian Medical Systems, Inc.(1)	10,151	1,243,700

Healthcare-Services — 4.6%
UnitedHealth Group, Inc.	8,729	2,574,619

Pharmaceuticals — 8.5%
Becton, Dickinson and Co.	8,612	2,060,593
Johnson & Johnson	19,013	2,673,798
		4,734,391
Total Consumer, Non-Cyclical		16,036,644

Financial — 10.1%

Banks — 2.0%
U.S. Bancorp	29,557	1,088,289

Diversified Financial Services — 8.1%
CME Group, Inc.	8,908	1,447,906

Fiera Capital U.S. Equity Long-Term Quality Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Description	Shares	Value
Mastercard, Inc., Class A	10,350	$3,060,495
		4,508,401
Total Financial		5,596,690

Industrial — 10.6%

Building Materials — 2.0%
Carrier Global Corp.	49,305	1,095,557

Electronics — 2.3%
Mettler-Toledo International, Inc.(1)	1,610	1,296,936

Machinery-Diversified — 6.3%
Graco, Inc.	27,510	1,320,205
Middleby Corp.(1)	12,617	995,986
Otis Worldwide Corp.	21,222	1,206,683
		3,522,874
Total Industrial		5,915,367

Technology — 17.9%

Semiconductors — 3.1%
Analog Devices, Inc.	13,829	1,695,989

Software — 14.8%
Microsoft Corp.	20,449	4,161,576
MSCI, Inc.	6,962	2,324,055
Oracle Corp.	31,491	1,740,507
		8,226,138
Total Technology		9,922,127

Total Common Stocks
(identified cost $49,686,383)		53,572,746
Total Investments — 96.4%
(identified cost $49,686,383)		53,572,746
Other Assets and Liabilities — 3.6%		2,021,234
Total Net Assets — 100.0%		$55,593,980

(1)	Non-income producing.

PLC – Public Limited Company